Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income	$ 6,034	$ 7,524	$ 10,397	$ 9,126	$ 13,558	$ 19,523	$ 44,013	$ 36,165	$ 26,499
Unrealized gains (losses) on securities:
Unrealized gain (loss) arising during period, net of tax of $1,397 and $12,302 for the three months ended June 30, 2023, and June 30, 2022, respectively, net of tax of ($3,180) and $29,263 for the six months ended June, 30, 2023, and June 30, 2022, respectively	(5,254)	17,218	(46,277)	(63,808)	11,964	(110,085)	(144,209)	(15,933)	22,603
Reclassification adjustment for loss (gain) on securities, net of tax of ($23) and $— for the three months ended June 30, 2023, and June 30, 2022, respectively, net of tax of ($23) and $22 for the six months ended June 30, 2023 and June 30, 2022, respectively	88	0	0	(82)	88	(82)	359	3	(1,536)
Reclassification adjustment for loss (gain) on fair value hedge, net of tax of ($728) and $— for the three months ended June 30, 2023, and June 30, 2022, respectively, net of tax of ($232) and $0 for the six months ended June 30, 2023, and June 30, 2022, respectively	2,739	(1,866)	0	0	873	0
Unrealized gain (loss) on cash flow hedge:
Unrealized holding gain (loss) on cash flow hedge, net of tax of $73 and $96 for the three months ended June 30, 2023, and June 30, 2022, respectively, net of tax of $61 and $230 for the six months ended June 30, 2023, and June 30, 2022, respectively	(275)	47	(362)	(503)	(228)	(865)	(1,721)	0	0
Reclassification adjustment for losses (gains) included in net income, net of tax ($89) and $23 for the three months ended June 30, 2023, and June 30, 2022, respectively, net of tax of ($166) and $38 for the six months ended June 30, 2023, and June 30, 2022, respectively	334	287	(85)	(59)	621	(144)	132	0	0
Total other comprehensive income (loss)	(2,368)	15,686	(46,724)	(64,452)	13,318	(111,176)	(146,450)	(15,625)	21,154
Comprehensive income (loss)	$ 3,666	$ 23,210	$ (36,327)	$ (55,326)	$ 26,876	$ (91,653)	$ (102,437)	$ 20,540	$ 47,653